Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Revenue related to foreign exchange fluctuations from intercompany balances (note 21.2)	$ (19)	$ (19)	$ (2)
Expense (revenue) associated to actuarial results (note 21.2)	(41)	(29)	31
Revenue related to derivative financial instruments (note 17.4)	14	(34)	(3)
Expense (revenue) from foreign currency translation and other effects	(14)	4	(38)
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ (60)	$ (78)	$ (12)